FAIR VALUE OF FINANCIAL INSTRUMENTS - Change in Balance of Fair Value Assets and Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Financial Assets
Balance, beginning of period	$ 27,179
Balance, end of period	33,281	$ 27,179
Financial Liabilities
Balance, beginning of period	147,180
Balance, end of period	187,156	147,180
Level 3
Financial Assets
Balance, beginning of period	795
Balance, end of period	1,780	795
Financial Liabilities
Balance, beginning of period	2,299
Balance, end of period	2,542	2,299
At fair value | Level 3
Financial Assets
Balance, beginning of period	795	869
Fair value changes in net income	278	(113)
Gains (losses) recognised in other comprehensive income, fair value measurement, assets	(10)	(2)
Additions, net of disposals	717	41
Balance, end of period	1,780	795
Financial Liabilities
Balance, beginning of period	2,299	2,263
Fair value changes in net income	(27)	(89)
Fair value changes in other comprehensive income	6	(48)
Additions, net of disposals	264	173
Balance, end of period	$ 2,542	$ 2,299